Financial instruments - Cash and cash equivalents and investment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Financial instruments
Cash at banks and on hand	€ 184,461		€ 302,825
Short-term deposits	75,000
Money market funds	159,056		3,562
Total cash and cash equivalents	418,517	[1]	306,387	[1]	€ 510,909	[1]	€ 415,155
Restricted cash balances	16,731		12,931		€ 11,819
Short-term investments	57,873		90,413
Restricted short-term investments	16,861		20,483
Corporate bonds, classified as short-term investments	41,012		69,930
Cash equivalents
Financial instruments
Losses previously recognized in OCI and reversed into P&L	(276)		0
Gains previously recognized in OCI and reversed into P&L			0
Gains (losses) recorded in OCI	94		(1,257)
Short-term investments
Financial instruments
Losses previously recognized in OCI and reversed into P&L	0		(1,771)
Gains previously recognized in OCI and reversed into P&L	0		9,052
Gains (losses) recorded in OCI	€ 1,813		€ 3,405

[1]	incl. €16,731k (2024: €12,931k; 2023: €11,819k) of restricted cash